UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth Principal Protected
               Fund of Merrill Lynch Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 02/28/05

Item 1 - Report to Stockholders


Merrill Lynch
Fundamental Growth
Principal Protected Fund


Semi-Annual Report
February 28, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Fundamental Growth
Principal Protected Fund of
Merrill Lynch Principal Protected Trust
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Fundamental Growth Principal Protected Fund


Portfolio Information as of February 28, 2005


Ten Largest Holdings                           Percent of
(Equity Investments)                           Net Assets

General Electric Co.                               3.1%
3M Co.                                             3.1
Microsoft Corp.                                    2.6
Alcon, Inc.                                        2.0
The Dow Chemical Co.                               1.5
Intel Corp.                                        1.4
Marriott International, Inc. Class A               1.4
Procter & Gamble Co.                               1.4
Gilead Sciences, Inc.                              1.3
UnitedHealth Group, Inc.                           1.3


Five Largest Industries*                       Percent of
(Equity Investments)                           Net Assets

Health Care Equipment & Supplies                   7.0%
Industrial Conglomerates                           6.2
Hotels, Restaurants & Leisure                      4.6
Chemicals                                          4.5
Energy Equipment & Services                        3.9

* For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.



                                               Percent of
                                                 Total
Asset Mix                                     Investments

Common Stock                                      52.1%
Fixed Income Securities                           47.1
Other*                                             0.8


* Includes portfolio holdings in short-term investments.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



A Letter From the President


Dear Shareholder

Financial markets broadly posted positive returns over the most recent reporting period, with international equities providing some of the most impressive results.

Total Returns as of February 28, 2005                                  6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                             + 9.99%        + 6.98%
International equities (MSCI Europe Australasia Far East Index)         +21.18         +18.68
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 1.26         + 2.43
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 2.40         + 2.96
High yield bonds (Credit Suisse First Boston High Yield Index)          + 7.53         +11.21

The U.S. economy has continued to show resilience in the face of the Federal Reserve Board's (the Fed) continued interest rate hikes and, more recently, higher oil prices. The Fed's measured tightening program recently brought the federal funds rate to 2.75% en route to a more "neutral" short-term interest rate target (relative to inflation). Since the U.S. presidential election, progress has been monitored on many fronts in Washington, although concerns remain about the structural problems of debt and deficits, as reflected by a significant decline in the U.S. dollar.

U.S. equities ended 2004 in a strong rally, but remained in a fairly narrow trading range for the first two months of 2005. Divergences were notable among sectors, with energy emerging as a clear leader. On the positive side, corporations have accelerated their hiring plans, capital spending remains reasonably robust and merger-and-acquisition activity has increased. Offsetting the positives are slowing corporate earnings growth, renewed energy price concerns and the potential for an economic slowdown. International equities, particularly in Asia, have benefited from higher economic growth rates (China recorded growth of 9.3% in 2004), stronger currencies and relatively reasonable valuations.

The major action in the bond market has been a flattening of the yield curve. As short-term interest rates continued to rise, yields on the long end of the curve remained relatively stable - even declining at certain points since the Fed's monetary tightening program began in June 2004. This phenomenon has been largely attributed to continued foreign interest in U.S. bonds, which has served to absorb much of the excess supply. By period-end, many believed long-term yields were long overdue for a rise.

Looking ahead, the environment is likely to be a challenging one for investors, with diversification and selectivity becoming increasingly important themes. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



A Discussion With Your Fund's Portfolio Manager


In a volatile period for both stock and bond markets, the Fund met its primary objective of preserving investor principal while also providing capital appreciation.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended February 28, 2005, Merrill Lynch Fundamental Growth Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +4.19%, +3.82%, +3.83% and +4.30%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the Fund's all-equity benchmarks, the Standard & Poor's 500 (S&P 500) Index and the S&P 500 Barra Growth Index, returned +9.99% and +8.65%, respectively.

Because the Fund incorporates a fixed income component, it will, at times, outperform or underperform its all-equity benchmarks. For some context, the fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, provided a six-month return of +1.26% as of February 28, 2005. Given the U.S. stock market's relatively strong returns during the period, the Fund's fixed income position served to hamper returns relative to the all-equity benchmarks. Nevertheless, Fund returns exceeded the +2.38% average return of the Lipper Balanced Target Maturity Funds category for the six-month period. (Funds in this Lipper category invest to provide a guaranteed return of investment at maturity. Some of the assets are invested in zero coupon U.S. Treasury securities, while the remainder is in equity securities for long-term growth of capital and income.)

Performance in the equity portfolio benefited from our overweighting of the consumer discretionary, industrials, information technology and materials sectors, and above-market exposure to selected stocks within these sectors. The top performers were Marriott International, Inc., Starwood Hotels & Resorts Worldwide Inc.,
Best Buy Co., Inc. and eBay Inc. in consumer discretionary; Monster Worldwide, Inc. and PACCAR, Inc. in industrials; Oracle Corp. and Adobe Systems, Inc. in information technology; and Air Products & Chemicals, Inc. in materials.

Stock selection and underweight positions in health care and consumer staples also contributed positively to performance. In health care, relative results benefited from our negligible exposure to the major pharmaceutical companies, an area we have avoided for fundamental business reasons. In consumer staples, our avoidance of several of the largest and best-known companies in the sector was the most meaningful contributor to performance.

The leading detractor from equity performance was the absence of any investment in ExxonMobil Corp., which became part of the S&P 500 Barra Growth Index in December 2004 and represented a meaningful weighting (6.6%) in the benchmark by period-end. The stock price appreciated more than 23% in February 2005.


What changes were made to the portfolio during the period?

A mathematical formula is used to determine the allocation between the Fund's equity and fixed income components. During the period, the Fund's equity component ranged from 39.4% of net assets to 54.6%, and the fixed income allocation ranged from 45.4% of net assets to 60.6%. The Fund's fixed income component was invested in U.S. Treasury zero coupon bonds set to mature close to the expiration of the Fund, which is seven years from its commencement of operations (November 13, 2009).

In the equity portfolio, we made several adjustments in response to changes in the relative valuations and business fundamentals of the companies we own. In the consumer discretionary sector, valuations rose while growth of U.S. consumer spending gradually slowed. In response, we liquidated our positions at profits in Best Buy, eBay, Nike, Inc. and Lowe's Companies, Inc. We also substantially reduced our weighting in Coach, Inc. due to its relatively high valuation, although the longer-term business prospects look very good. We sold Rent-A-Center, Inc. and IAC/Interactive Corp. based on deteriorating business fundamentals.

In the health care sector, we initiated positions in companies that we believe could benefit as federal and state governments endeavor to change the U.S. healthcare delivery system. We established positions in Zimmer Holdings, Inc., St. Jude Medical, Inc. and Caremark Rx, Inc., and added to our positions in WellPoint, Inc. and UnitedHealth Group, Inc. We sold Forest Laboratories, Inc. at a capital loss given our growing concerns about the collapse of the company's anti-depressant drug franchise, which might not be offset by its growing franchise in the Alzheimer's drug market.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



In the industrials sector, we liquidated our positions at profits in Monster, Paccar, Rockwell Automation, Inc., Cummins, Inc.,
Eaton Corp., Robert Half International, Inc. and Emerson Electric Co. - all based on relatively high valuations. We added positions in Boeing Co., Lockheed Martin Corp., Deere & Co. and Caterpillar, Inc. In our opinion, the dramatic decline in the value of the U.S. dollar over the past two years puts U.S. manufacturers of aerospace and agricultural and industrial construction equipment in a position to grow by taking market share from manufacturers in Europe and Asia.

We meaningfully reduced the Fund's exposure to the information technology sector, selling out positions as the stocks rose about twice as much as our benchmark in the fourth quarter of 2004 and into January on the basis of very good earnings reports. We liquidated our positions in Oracle, Adobe, Cisco Systems, Inc., Hewlett-Packard Co., Lucent Technologies Inc., Texas Instruments Inc., Motorola, Inc., Tektronix, Inc., Canon, Inc., Avaya Inc., Agilent Technologies, Inc., Analog Devices, Inc. and SanDisk Corp. The Fund ended the period with an underweight exposure in information technology.

In materials, we shifted our focus from metals and mining to chemicals by selling Phelps Dodge Corp. and Freeport-McMoRan Copper & Gold, Inc. and adding Air Products, The Dow Chemical Co., Praxair, Inc. and E.I. DuPont de Nemours & Co. We are concerned about the pricing and profitability of metals companies in 2005 as new mining capacity is developed around the globe. On the other hand, the decline in the U.S. dollar enhances the competitive position and profit growth of U.S. companies in the industrial chemicals and gases businesses.

We increased the Fund's exposure to the financials sector, adding positions in Franklin Resources, Inc., Bank of America Corp., Washington Mutual, Inc., Citigroup, Inc., U.S. Bancorp, Doral Financial Corp. and MBNA Corp. The majority of these financial services companies have relatively high dividend yields to cushion the downside of stock prices as the Federal Reserve Board continues to raise short-term interest rates.

In the energy sector, we took profits on many of the Fund's holdings in exploration and development companies, selling Devon Energy Corp., Apache Corp., Pioneer Natural Resources Inc. and Occidental Petroleum Corp. The Fund still has a meaningful exposure to the major companies that provide the logistical intelligence, equipment and services for private companies and governments to explore and develop new energy reserves, which are obviously scarce. Given the recent upturn in the stock prices of almost all energy companies, it appears investors have recognized the tremendous earnings growth of the S&P energy companies over the past year. However, the increase in interest rates over the past nine months, as well as higher energy costs, are more likely to slow economic growth and cause lower energy prices and lower earnings. Consequently, we have taken a cautionary view toward energy companies dependent on energy prices over the intermediate term.


How would you characterize the Fund's position at the close of the period?

We continue to strive to protect the original principal value of shares, while also offering shareholders some capital appreciation potential. To this end, the allocation between the Fund's fixed income and equity components will continue to vary as market conditions change. As of February 28, 2005, the Fund's net assets were allocated 52.6% in equities and 47.4% in fixed income securities.

In the equity portion of the portfolio, we ended the period overweight in the industrials sector, assuming a continuation of capital investment programs in the United States and Asia, particularly China. U.S. manufacturers of industrial goods as well as chemicals and gases should benefit from their increased competitive position in the global markets. Our focus in the consumer discretionary sector is on companies in the services and entertainment segments, which we believe could do well as consumers spend more on these services. In the energy sector, we expect a continued ramp-up of corporate and government spending on exploration and development of new energy reserves.


Lawrence R. Fuller
Equity Portfolio Manager

March 24, 2005


If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty
Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at 1-800-MER-FUND.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the exdividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results

                                                                   6-Month          12-Month     Since Inception
As of February 28, 2005                                          Total Return     Total Return     Total Return
ML Fundamental Growth Principal Protected Fund Class A Shares*      +4.19%           -1.80%           + 9.89%
ML Fundamental Growth Principal Protected Fund Class B Shares*      +3.82            -2.47            + 8.00
ML Fundamental Growth Principal Protected Fund Class C Shares*      +3.83            -2.55            + 7.98
ML Fundamental Growth Principal Protected Fund Class I Shares*      +4.30            -1.51            +10.52
S&P 500 R Index**                                                   +9.99            +6.98            +42.05
S&P 500/Barra Growth Index***                                       +8.65            +3.51            +30.33
Lehman Brothers Aggregate Bond Index****                            +1.26            +2.43            +10.15


    * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/13/02.

   ** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the
      U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of
      NYSE issues. Since inception total return is from 11/13/02.

  *** This unmanaged Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have higher price-to-book ratios. Since inception total return is from 11/13/02.

 **** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. Since inception total return is from 11/13/02.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



Performance Data (concluded)


Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 2/28/05                   -1.80%           -6.95%
Inception (11/13/02)
through 2/28/05                          +4.20            +1.78

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.


                                      Return Without   Return With
                                           CDSC           CDSC**
Class B Shares*

One Year Ended 2/28/05                   -2.47%           -6.19%
Inception (11/13/02)
through 2/28/05                          +3.41            +2.15

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.


                                      Return Without   Return With
                                           CDSC           CDSC**
Class C Shares*

One Year Ended 2/28/05                   -2.55%           -3.48%
Inception (11/13/02)
through 2/28/05                          +3.41            +3.41

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 2/28/05                   -1.51%           -6.68%
Inception (11/13/02)
through 2/28/05                          +4.46            +2.03

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Disclosure of Expenses

Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on September 1, 2004 and held through February 28, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value    September 1, 2004
                                                     September 1,      February 28,      to February 28,
                                                          2004              2005               2005
Actual

Class A                                                  $1,000          $1,041.90            $10.02
Class B                                                  $1,000          $1,038.20            $13.90
Class C                                                  $1,000          $1,038.30            $13.90
Class I                                                  $1,000          $1,043.00            $ 8.76

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,014.98            $ 9.89
Class B                                                  $1,000          $1,011.16            $13.71
Class C                                                  $1,000          $1,011.16            $13.71
Class I                                                  $1,000          $1,016.22            $ 8.65

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.98% for Class A, 2.75% for Class B, 2.75% for Class C and 1.73% for Class I), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the  one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Schedule of Investments

Industry*                     Shares Held    Common Stocks                                                         Value
Aerospace &                        19,300    Boeing Co.                                                     $     1,060,921
Defense--1.3%                      18,200    Lockheed Martin Corp.                                                1,077,804
                                                                                                            ---------------
                                                                                                                  2,138,725

Beverages--0.8%                    25,600    PepsiCo, Inc.                                                        1,378,816

Biotechnology--1.9%                30,700    Celgene Corp. (d)                                                      840,412
                                   63,400    Gilead Sciences, Inc. (d)                                            2,190,470
                                                                                                            ---------------
                                                                                                                  3,030,882

Capital Markets--0.6%              14,300    Franklin Resources, Inc.                                             1,003,717

Chemicals--4.5%                    26,700    Air Products & Chemicals, Inc.                                       1,671,954
                                   44,100    The Dow Chemical Co.                                                 2,432,115
                                   27,000    E.I. Du Pont de Nemours & Co.                                        1,439,100
                                   34,900    Praxair, Inc.                                                        1,564,567
                                    4,900    Sigma-Aldrich Corp.                                                    301,889
                                                                                                            ---------------
                                                                                                                  7,409,625

Commercial Banks--1.3%             26,700    Bank of America Corp.                                                1,245,555
                                   30,300    U.S. Bancorp                                                           901,425
                                                                                                            ---------------
                                                                                                                  2,146,980

Communications                    108,000    Corning, Inc. (d)                                                    1,238,760
Equipment--1.4%                    34,400    Telefonaktiebolaget LM Ericsson (b)                                  1,008,264
                                                                                                            ---------------
                                                                                                                  2,247,024

Consumer Finance--0.5%             33,100    MBNA Corp.                                                             839,747

Diversified Financial              20,000    Citigroup, Inc.                                                        954,400
Services--0.6%

Energy Equipment &                  4,300    BJ Services Co.                                                        214,828
Services--3.9%                     22,000    Baker Hughes, Inc.                                                   1,040,160
                                   11,300    Grant Prideco, Inc. (d)                                                273,008
                                   29,900    Halliburton Co.                                                      1,315,002
                                   27,600    Schlumberger Ltd.                                                    2,082,420
                                   31,500    Transocean, Inc. (d)                                                 1,527,120
                                                                                                            ---------------
                                                                                                                  6,452,538

Food Products--1.3%                34,400    McCormick & Co., Inc.                                                1,306,856
                                   13,300    Wm. Wrigley Jr. Co.                                                    885,248
                                                                                                            ---------------
                                                                                                                  2,192,104

Health Care Equipment &            38,500    Alcon, Inc.                                                          3,324,475
Supplies--7.0%                     50,900    Boston Scientific Corp. (d)                                          1,662,394
                                    9,000    Dentsply International, Inc.                                           494,730
                                   10,900    Fisher Scientific International (d)                                    661,085
                                   33,200    Medtronic, Inc.                                                      1,730,384
                                   23,500    St. Jude Medical, Inc. (d)                                             918,850
                                   34,700    Varian Medical Systems, Inc. (d)                                     1,246,771
                                    9,200    Waters Corp. (d)                                                       449,420
                                   12,000    Zimmer Holdings, Inc. (d)                                            1,030,800
                                                                                                            ---------------
                                                                                                                 11,518,909

Health Care Providers &            23,500    Caremark Rx, Inc. (d)                                                  899,580
Services--2.9%                     23,100    UnitedHealth Group, Inc.                                             2,105,796
                                   14,600    WellPoint, Inc. (d)                                                  1,782,076
                                                                                                            ---------------
                                                                                                                  4,787,452


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Schedule of Investments (continued)

Industry*                     Shares Held    Common Stocks                                                         Value
Hotels, Restaurants &              18,900    Carnival Corp.                                                 $     1,027,782
Leisure--4.6%                      34,800    Marriott International, Inc. Class A                                 2,230,680
                                   28,700    Starbucks Corp. (d)                                                  1,486,947
                                   28,100    Starwood Hotels & Resorts Worldwide, Inc.                            1,608,444
                                   17,500    Wynn Resorts Ltd. (d)                                                1,252,475
                                                                                                            ---------------
                                                                                                                  7,606,328

Household                           9,000    KB HOME                                                              1,123,200
Durables--0.7%

Household                          41,900    Procter & Gamble Co.                                                 2,224,471
Products--1.4%

IT Services--1.2%                  26,100    First Data Corp.                                                     1,070,622
                                   15,300    Hewitt Associates, Inc. Class A (d)                                    470,322
                                   13,000    Paychex, Inc.                                                          415,090
                                                                                                            ---------------
                                                                                                                  1,956,034

Industrial                         60,100    3M Co.                                                               5,044,794
Conglomerates--6.2%               146,100    General Electric Co.                                                 5,142,720
                                                                                                            ---------------
                                                                                                                 10,187,514

Internet Software &                50,200    Yahoo!, Inc. (d)                                                     1,619,954
Services--1.0%

Machinery--1.1%                     9,700    Caterpillar, Inc.                                                      921,985
                                   13,400    Deere & Co.                                                            952,874
                                                                                                            ---------------
                                                                                                                  1,874,859

Media--0.6%                        34,700    Walt Disney Co.                                                        969,518

Personal Products--0.6%            24,300    Avon Products, Inc.                                                  1,039,311

Semiconductors &                   98,800    Intel Corp.                                                          2,369,224
Semiconductor
Equipment--1.4%

Software--2.6%                    170,000    Microsoft Corp.                                                      4,280,600

Specialty Retail--0.9%             44,300    Staples, Inc.                                                        1,396,336

Textiles, Apparel & Luxury         19,800    Coach, Inc. (d)                                                      1,099,494
Goods--0.7%

Thrifts & Mortgage                 18,400    Doral Financial Corp.                                                  729,744
Finance--1.0%                      22,000    Washington Mutual, Inc.                                                923,120
                                                                                                            ---------------
                                                                                                                  1,652,864

Trading Companies &                 6,900    MSC Industrial Direct Co. Class A                                      223,215
Distributors--0.7%                 44,100    Wolseley Plc                                                           941,800
                                                                                                            ---------------
                                                                                                                  1,165,015

                                             Total Common Stocks (Cost--$76,247,313)--52.7%                      86,665,641



                                     Face
                                   Amount    U.S. Government Obligations
                                             U.S. Treasury STRIPS (a):
                              $34,998,000        3.153%** due 8/15/2009                                          29,400,490
                               58,726,000        3.844%** due 11/15/2009                                         48,876,005

                                             Total U.S. Government Obligations
                                             (Cost--$79,567,493)--47.6%                                          78,276,495


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Schedule of Investments (concluded)

                               Beneficial
                                 Interest    Short-Term Securities                                                 Value
                               $1,369,398    Merrill Lynch Liquidity Series,
                                             LLC Cash Sweep Series I (c)                                    $     1,369,398

                                             Total Short-Term Securities
                                             (Cost--$1,369,398)--0.9%                                             1,369,398

Total Investments (Cost--$157,184,204***)--101.2%                                                               166,311,534
Liabilities in Excess of Other Assets--(1.2%)                                                                   (1,947,018)
                                                                                                            ---------------
Net Assets--100.0%                                                                                          $   164,364,516
                                                                                                            ===============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** Represents a zero coupon bond; the interest rate shown reflects the effective rate paid at the time of purchase by the Fund.

*** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                     $ 159,291,434
                                                       =============
    Gross unrealized appreciation                      $  10,123,809
    Gross unrealized depreciation                        (3,103,709)
                                                       -------------
    Net unrealized appreciation                        $   7,020,100
                                                       =============

(a) Separately Traded Registered Interest and Principal of Securities
    (STRIPS).

(b) Depositary Receipts.

(c) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section
    2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                           Interest/
                                                  Net       Dividend
    Affiliate                                Activity         Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $(14,742)        $17,767
    Merrill Lynch Premier
       Institutional Fund                          --        $   708

(d) Non-income producing security.

   See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Statement of Assets and Liabilities

As of February 28, 2005
Assets

           Investments in unaffiliated securities, at value (identified cost--$155,814,806)                 $   164,942,136
           Investments in affiliated securities, at value (identified cost--$1,369,398)                           1,369,398
           Cash                                                                                                       6,642
           Receivables:
               Dividends                                                                  $       121,347
               Interest from affiliates                                                             2,157           123,504
                                                                                          ---------------
           Prepaid expenses                                                                                           4,046
                                                                                                            ---------------
           Total assets                                                                                         166,445,726
                                                                                                            ---------------

Liabilities

           Payables:
               Securities purchased                                                             1,033,670
               Beneficial interest redeemed                                                       672,633
               Distributor                                                                        117,808
               Financial warranty fee                                                             104,443
               Investment adviser                                                                  71,600
               Other affiliates                                                                    55,945         2,056,099
                                                                                          ---------------
           Accrued expenses                                                                                          25,111
                                                                                                            ---------------
           Total liabilities                                                                                      2,081,210
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   164,364,516
                                                                                                            ===============

Net Assets Consist of

           Paid-in capital, unlimited number of shares of beneficial interest authorized                    $   152,840,175
           Undistributed investment income--net                                           $       304,939
           Undistributed realized capital gains--net                                            2,092,148
           Unrealized appreciation--net                                                         9,127,254
                                                                                          ---------------
           Total accumulated earnings--net                                                                       11,524,341
                                                                                                            ---------------
           Net Assets                                                                                       $   164,364,516
                                                                                                            ===============

Net Asset Value

           Class A--Based on net assets of $6,357,643 and 616,406 shares of beneficial
           interest outstanding                                                                             $         10.31
                                                                                                            ===============
           Class B--Based on net assets of $88,203,530 and 8,579,690 shares of beneficial
           interest outstanding                                                                             $         10.28
                                                                                                            ===============
           Class C--Based on net assets of $60,608,886 and 5,883,585 shares of beneficial
           interest outstanding                                                                             $         10.30
                                                                                                            ===============
           Class I--Based on net assets of $9,194,457 and 892,350 shares of beneficial
           interest outstanding                                                                             $         10.30
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Statement of Operations

For the Six Months Ended February 28, 2005
Investment Income

           Interest (including $17,767 from affiliates)                                                     $     1,630,979
           Dividends (net of $543 foreign withholding tax)                                                        1,038,325
           Securities lending--net                                                                                      708
                                                                                                            ---------------
           Total income                                                                                           2,670,012
                                                                                                            ---------------

Expenses

           Financial warranty fee                                                         $       722,277
           Investment advisory fees                                                               578,811
           Account maintenance and distribution fees--Class B                                     468,570
           Account maintenance and distribution fees--Class C                                     331,624
           Transfer agent fees--Class B                                                            60,333
           Accounting services                                                                     53,281
           Transfer agent fees--Class C                                                            43,920
           Professional fees                                                                       34,462
           Printing and shareholder reports                                                        21,328
           Custodian fees                                                                          11,212
           Account maintenance fees--Class A                                                        9,458
           Trustees' fees and expenses                                                              9,084
           Transfer agent fees--Class I                                                             5,835
           Transfer agent fees--Class A                                                             4,208
           Pricing fees                                                                             2,102
           Other                                                                                    8,568
                                                                                          ---------------
           Total expenses                                                                                         2,365,073
                                                                                                            ---------------
           Investment income--net                                                                                   304,939
                                                                                                            ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain (loss)on:
               Investments--net                                                                 5,456,749
               Foreign currency transactions--net                                                 (5,407)         5,451,342
                                                                                          ---------------
           Change in unrealized appreciation (depreciation) on:
               Investments--net                                                                 1,391,324
               Foreign currency transactions--net                                                    (65)         1,391,259
                                                                                          ---------------   ---------------
           Total realized and unrealized gain--net                                                                6,842,601
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     7,147,540
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Statements of Changes in Net Assets
                                                                                              For the           For the
                                                                                             Six Months           Year
                                                                                               Ended             Ended
                                                                                            February 28,       August 31,
Increase (Decrease) in Net Assets:                                                              2005              2004
Operations

           Investment income (loss)--net                                                  $       304,939   $   (1,451,700)
           Realized gain--net                                                                   5,451,342        11,082,945
           Unrealized appreciation (depreciation)--net                                          1,391,259       (5,423,993)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 7,147,540         4,207,252
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

           Investment income--net:
               Class A                                                                                 --          (54,637)
               Class B                                                                                 --          (36,407)
               Class C                                                                                 --                --
               Class I                                                                                 --          (97,873)
           Realized gain--net:
               Class A                                                                          (427,659)                --
               Class B                                                                        (4,486,776)                --
               Class C                                                                        (3,048,456)                --
               Class I                                                                          (636,382)                --
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends and distributions
           to shareholders                                                                    (8,599,273)         (188,917)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

           Net decrease in net assets derived from beneficial interest transactions          (22,343,946)      (67,566,584)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                      (23,795,679)      (63,548,249)
           Beginning of period                                                                188,160,195       251,708,444
                                                                                          ---------------   ---------------
           End of period*                                                                 $   164,364,516   $   188,160,195
                                                                                          ===============   ===============
               * Undistributed investment income--net                                     $       304,939                --
                                                                                          ===============   ===============

                 See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Financial Highlights
                                                                                               Class A

                                                                            For the            For the       For the Period
                                                                           Six Months           Year          November 13,
                                                                             Ended              Ended          2002++ to
The following per share data and ratios have been derived                 February 28,        August 31,       August 31,
from information provided in the financial statements.                        2005               2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                           $      10.49       $      10.38      $      10.00
                                                                          ------------       ------------      ------------
           Investment income--net                                               .05***         --***+++++               .04
           Realized and unrealized gain--net                                       .40                .16               .35
                                                                          ------------       ------------      ------------
           Total from investment operations                                        .45                .16               .39
                                                                          ------------       ------------      ------------
           Less dividends and distributions from:
               Investment income--net                                               --              (.05)             (.01)
               Realized gain--net                                                (.63)                 --                --
                                                                          ------------       ------------      ------------
           Total dividends and distributions                                     (.63)              (.05)             (.01)
                                                                          ------------       ------------      ------------
           Net asset value, end of period                                 $      10.31       $      10.49      $      10.38
                                                                          ============       ============      ============

Total Investment Return**

           Based on net asset value per share                                 4.19%+++              1.50%          3.90%+++
                                                                          ============       ============      ============

Ratios to Average Net Assets

           Expenses, net of waiver                                              1.98%*              1.99%            2.11%*
                                                                          ============       ============      ============
           Expenses                                                             1.98%*              2.00%            2.11%*
                                                                          ============       ============      ============
           Investment income--net                                               1.04%*               .02%             .41%*
                                                                          ============       ============      ============

Supplemental Data

           Net assets, end of period (in thousands)                       $      6,358       $      8,309      $     15,668
                                                                          ============       ============      ============
           Portfolio turnover                                                   37.31%             71.29%           106.91%
                                                                          ============       ============      ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

           +++ Aggregate total investment return.

         +++++ Amount is less than $.01 per share.

               See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Financial Highlights (continued)
                                                                                               Class B

                                                                            For the            For the       For the Period
                                                                           Six Months           Year          November 13,
                                                                             Ended              Ended          2002++ to
The following per share data and ratios have been derived                 February 28,        August 31,       August 31,
from information provided in the financial statements.                        2005               2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                           $      10.39       $      10.31      $      10.00
                                                                          ------------       ------------      ------------
           Investment income (loss)--net                                        .01***           (.08)***             (.03)
           Realized and unrealized gain--net                                       .39                .16               .35
                                                                          ------------       ------------      ------------
           Total from investment operations                                        .40                .08               .32
                                                                          ------------       ------------      ------------
           Less dividends and distributions from:
               Investment income--net                                               --            --+++++             (.01)
               Realized gain--net                                                (.51)                 --                --
                                                                          ------------       ------------      ------------
           Total dividends and distributions                                     (.51)            --+++++             (.01)
                                                                          ------------       ------------      ------------
           Net asset value, end of period                                 $      10.28       $      10.39      $      10.31
                                                                          ============       ============      ============

Total Investment Return**

           Based on net asset value per share                                 3.82%+++               .81%          3.20%+++
                                                                          ============       ============      ============

Ratios to Average Net Assets

           Expenses, net of waiver                                              2.75%*              2.76%            2.88%*
                                                                          ============       ============      ============
           Expenses                                                             2.75%*              2.76%            2.88%*
                                                                          ============       ============      ============
           Investment income (loss)--net                                         .25%*             (.74%)           (.36%)*
                                                                          ============       ============      ============

Supplemental Data

           Net assets, end of period (in thousands)                       $     88,204       $     96,961      $    117,426
                                                                          ============       ============      ============
           Portfolio turnover                                                   37.31%             71.29%           106.91%
                                                                          ============       ============      ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

           +++ Aggregate total investment return.

         +++++ Amount is less than $(.01) per share.

               See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Financial Highlights (continued)
                                                                                               Class C

                                                                            For the            For the       For the Period
                                                                           Six Months           Year          November 13,
                                                                             Ended              Ended          2002++ to
The following per share data and ratios have been derived                 February 28,        August 31,       August 31,
from information provided in the financial statements.                        2005               2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                           $      10.39       $      10.31      $      10.00
                                                                          ------------       ------------      ------------
           Investment income (loss)--net                                        .01***           (.08)***             (.03)
           Realized and unrealized gain--net                                       .39                .16               .35
                                                                          ------------       ------------      ------------
           Total from investment operations                                        .40                .08               .32
                                                                          ------------       ------------      ------------
           Less dividends and distributions from:
               Investment income--net                                               --                 --             (.01)
               Realized gain--net                                                (.49)                 --                --
                                                                          ------------       ------------      ------------
           Total dividends and distributions                                     (.49)                 --             (.01)
                                                                          ------------       ------------      ------------
           Net asset value, end of period                                 $      10.30       $      10.39      $      10.31
                                                                          ============       ============      ============

Total Investment Return**

           Based on net asset value per share                                 3.83%+++               .78%          3.20%+++
                                                                          ============       ============      ============

Ratios to Average Net Assets

           Expenses, net of waiver                                              2.75%*              2.76%            2.88%*
                                                                          ============       ============      ============
           Expenses                                                             2.75%*              2.76%            2.88%*
                                                                          ============       ============      ============
           Investment income (loss)--net                                         .24%*             (.75%)           (.36%)*
                                                                          ============       ============      ============

Supplemental Data

           Net assets, end of period (in thousands)                       $     60,609       $     71,216      $    101,111
                                                                          ============       ============      ============
           Portfolio turnover                                                   37.31%             71.29%           106.91%
                                                                          ============       ============      ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Financial Highlights (concluded)
                                                                                               Class I

                                                                            For the            For the       For the Period
                                                                           Six Months           Year          November 13,
                                                                             Ended              Ended          2002++ to
The following per share data and ratios have been derived                 February 28,        August 31,       August 31,
from information provided in the financial statements.                        2005               2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                           $      10.52       $      10.40      $      10.00
                                                                          ------------       ------------      ------------
           Investment income--net                                               .07***             .03***               .06
           Realized and unrealized gain--net                                       .39                .16               .35
                                                                          ------------       ------------      ------------
           Total from investment operations                                        .46                .19               .41
                                                                          ------------       ------------      ------------
           Less dividends and distributions from:
               Investment income--net                                               --              (.07)             (.01)
               Realized gain--net                                                (.68)                 --                --
                                                                          ------------       ------------      ------------
           Total dividends and distributions                                     (.68)              (.07)             (.01)
                                                                          ------------       ------------      ------------
           Net asset value, end of period                                 $      10.30       $      10.52      $      10.40
                                                                          ============       ============      ============

Total Investment Return**

           Based on net asset value per share                                 4.30%+++              1.79%          4.10%+++
                                                                          ============       ============      ============

Ratios to Average Net Assets

           Expenses, net of waiver                                              1.73%*              1.74%            1.86%*
                                                                          ============       ============      ============
           Expenses                                                             1.73%*              1.75%            1.86%*
                                                                          ============       ============      ============
           Investment income--net                                               1.28%*               .27%             .67%*
                                                                          ============       ============      ============

Supplemental Data

           Net assets, end of period (in thousands)                       $      9,194       $     11,675      $     17,503
                                                                          ============       ============      ============
           Portfolio turnover                                                   37.31%             71.29%           106.91%
                                                                          ============       ============      ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

           *** Based on average shares outstanding.

            ++ Commencement of operations.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Fundamental Growth Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). The Fund is a separate diversified series of the Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date without the principal protection feature. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



Notes to Financial Statements (continued)


Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



Notes to Financial Statements (continued)


(f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. MLIM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class A                          .25%                     --
Class B                          .25%                   .75%
Class C                          .25%                   .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 2005, MLPF&S received contingent deferred sales charges of $234,407 relating to transactions in Class B Shares.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Notes to Financial Statements (continued)


The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

In addition, MLPF&S received $12,593 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 28, 2005.

For the six months ended February 28, 2005, the Fund reimbursed MLIM $2,024 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or Trustees of the Fund are officers and/or
Trustees of MLIM, FDS, PSI, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2005 were $66,573,822 and $97,313,832, respectively.


4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $22,343,946 and $67,566,584 for the six months ended February 28, 2005 and the year ended August 31, 2004, respectively.

Transactions in beneficial interest for each class were as follows:


Class A Shares for the
Six Months Ended                                             Dollar
February 28, 2005                         Shares             Amount

Shares issued to shareholders
  in reinvestment of distributions        38,340    $       398,731
Shares redeemed                        (214,123)        (2,258,565)
                                  --------------    ---------------
Net decrease                           (175,783)    $   (1,859,834)
                                  ==============    ===============


Class A Shares for the Year                                  Dollar
Ended August 31, 2004                     Shares             Amount

Shares issued to shareholders
  in reinvestment of dividends             4,983    $        53,125
Shares redeemed                        (722,948)        (7,808,864)
                                  --------------    ---------------
Net decrease                           (717,965)    $   (7,755,739)
                                  ==============    ===============


Class B Shares for the
Six Months Ended                                             Dollar
February 28, 2005                         Shares             Amount

Shares issued to shareholders
  in reinvestment of distributions       407,336    $     4,228,151
Shares redeemed                      (1,162,364)       (12,179,882)
                                  --------------    ---------------
Net decrease                           (755,028)    $   (7,951,731)
                                  ==============    ===============


Class B Shares for the Year                                  Dollar
Ended August 31, 2004                     Shares             Amount

Shares issued to shareholders
  in reinvestment of dividends             3,327    $        35,303
Shares redeemed                      (2,055,472)       (22,036,707)
                                  --------------    ---------------
Net decrease                         (2,052,145)    $  (22,001,404)
                                  ==============    ===============


Class C Shares for the
Six Months Ended                                             Dollar
February 28, 2005                         Shares             Amount

Shares issued to shareholders
  in reinvestment of distributions       280,614    $     2,918,381
Shares redeemed                      (1,251,444)       (13,118,049)
                                  --------------    ---------------
Net decrease                           (970,830)    $  (10,199,668)
                                  ==============    ===============



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005



Notes to Financial Statements (concluded)


Class C Shares for the Year                                  Dollar
Ended August 31, 2004                     Shares             Amount

Shares redeemed                      (2,950,521)    $  (31,608,625)
                                  --------------    ---------------
Net decrease                         (2,950,521)    $  (31,608,625)
                                  ==============    ===============


Class I Shares for the
Six Months Ended                                             Dollar
February 28, 2005                         Shares             Amount

Shares issued to shareholders
  in reinvestment of distributions        57,455    $       596,380
Shares redeemed                        (275,266)        (2,929,093)
                                  --------------    ---------------
Net decrease                           (217,811)    $   (2,332,713)
                                  ==============    ===============


Class I Shares for the Year                                  Dollar
Ended August 31, 2004                     Shares             Amount

Shares issued to shareholders
  in reinvestment of dividends             8,784    $        93,726
Shares redeemed                        (582,313)        (6,294,542)
                                  --------------    ---------------
Net decrease                           (573,529)    $   (6,200,816)
                                  ==============    ===============


5. Short-Term Borrowings:
The Trust, on behalf of the Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..07% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended February 28, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.



Officers and Trustees


Robert C. Doll, Jr., President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Effective January 1, 2005, Terry K. Glenn retired as President and Trustee of Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust. The Fund's Board of
Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund.


MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
FEBRUARY 28, 2005


Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment
Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund of
Merrill Lynch Principal Protected Trust


By:    _/s/ Robert C. Doll, Jr._______
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: April 22, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: April 22, 2005